EMPLOYEE BENEFIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Classes of employee benefits expense [abstract]
Schedule of Total Employee Benefit Expenses

		Year ended December 31,
(in millions of Euros)	Notes	2020	2019	2018
Wages and salaries		(855)	(994)	(889)
Pension costs - defined benefit plans	23	(23)	(19)	(20)
Other post-employment benefits	23	(9)	(9)	(6)
Share-based compensation	30	(15)	(16)	(12)
Total employee benefit expenses		(902)	(1,038)	(927)